Intangible Assets - Schedule of finite-lived intangible assets, future amortization expense (Detail) - Dec. 31, 2021	CNY (¥)	USD ($)
Finite-Lived Intangible Assets, Gross [Abstract]
2022	¥ 638,471	$ 100,190
2023	335,489	52,646
2024	329,697	51,737
2025	328,671	51,576
2026	¥ 270,141	$ 42,391